Quarterly Holdings Report
for

Fidelity® Sustainability Bond Index Fund

November 30, 2019

SBI-QTLY-0120
1.9887290.101

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
4.85% 7/15/45	$68,000	$76,594
5.15% 2/15/50	70,000	83,445
5.25% 3/1/37	264,000	314,054
5.7% 3/1/57	34,000	43,195
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	162,714
Verizon Communications, Inc.:
3.376% 2/15/25	130,000	137,323
4.016% 12/3/29	200,000	223,024
5.5% 3/16/47	86,000	116,894
		1,157,243
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	48,565
6.2% 12/15/34	105,000	148,785
		197,350
Media - 0.6%
Comcast Corp.:
2.65% 2/1/30	100,000	100,428
3.45% 2/1/50	100,000	102,609
4.7% 10/15/48	100,000	124,167
Discovery Communications LLC:
4.375% 6/15/21	149,000	153,673
5.3% 5/15/49	20,000	23,088
		503,965
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC:
4.125% 5/30/25	120,000	130,052
4.375% 5/30/28	25,000	27,779
5% 5/30/38	43,000	49,473
5.125% 6/19/59	60,000	69,827
5.25% 5/30/48	20,000	23,898
		301,029

TOTAL COMMUNICATION SERVICES		2,159,587

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Toyota Motor Corp. 2.358% 7/2/24	60,000	60,843
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	69,005
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 3.7% 1/30/26	155,000	166,678
Starbucks Corp.:
3.8% 8/15/25	50,000	53,846
4.5% 11/15/48	32,000	37,130
		257,654
Multiline Retail - 0.0%
Target Corp. 3.9% 11/15/47	25,000	28,951
Specialty Retail - 0.2%
Lowe's Companies, Inc.:
3.1% 5/3/27	34,000	35,301
4.05% 5/3/47	62,000	66,627
The Home Depot, Inc. 4.5% 12/6/48	70,000	87,434
		189,362

TOTAL CONSUMER DISCRETIONARY		605,815

CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 5.085% 5/25/48	60,000	72,110
PepsiCo, Inc. 2.375% 10/6/26	220,000	224,500
		296,610
Food & Staples Retailing - 0.0%
Kroger Co. 4.65% 1/15/48	30,000	32,894
Food Products - 0.7%
Campbell Soup Co.:
3.65% 3/15/23	26,000	27,014
3.95% 3/15/25	100,000	106,030
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	32,189
4.85% 11/1/28	55,000	62,465
5.4% 11/1/48	22,000	26,188
General Mills, Inc. 2.6% 10/12/22	50,000	50,687
H.J. Heinz Co. 3.95% 7/15/25	169,000	177,436
Tyson Foods, Inc.:
4% 3/1/26	40,000	43,278
5.1% 9/28/48	40,000	49,775
		575,062

TOTAL CONSUMER STAPLES		904,566

ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Baker Hughes A Ge Co. LLC / Co.- 3.337% 12/15/27	150,000	155,298
Halliburton Co. 5% 11/15/45	86,000	96,014
		251,312
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.:
3.25% 4/15/22	72,000	73,199
4.375% 10/15/28	50,000	50,689
ConocoPhillips Co. 6.5% 2/1/39	95,000	138,163
Equinor ASA 3.625% 9/10/28	70,000	77,103
Exxon Mobil Corp.:
2.019% 8/16/24	170,000	170,961
3.043% 3/1/26	80,000	84,245
Kinder Morgan, Inc. 4.3% 3/1/28	183,000	198,329
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	95,940
MPLX LP:
4.5% 4/15/38	48,000	47,902
4.875% 12/1/24	152,000	164,453
4.9% 4/15/58	50,000	49,419
Noble Energy, Inc. 4.95% 8/15/47	74,000	78,881
Occidental Petroleum Corp.:
2.9% 8/15/24	130,000	130,612
3.4% 4/15/26	140,000	142,411
4.3% 8/15/39	4,000	4,047
4.4% 8/15/49	4,000	4,062
ONEOK, Inc. 7.5% 9/1/23	119,000	138,992
Valero Energy Corp. 3.4% 9/15/26	50,000	51,884
Williams Partners LP:
3.75% 6/15/27	26,000	26,619
4.3% 3/4/24	149,000	157,381
		1,885,292

TOTAL ENERGY		2,136,604

FINANCIALS - 9.2%
Banks - 4.3%
Bank of America Corp.:
3.004% 12/20/23 (a)	200,000	204,263
3.55% 3/5/24 (a)	250,000	259,860
3.974% 2/7/30 (a)	35,000	38,259
4.183% 11/25/27	95,000	102,901
4.271% 7/23/29 (a)	60,000	66,767
4.33% 3/15/50 (a)	50,000	60,182
Bank of Nova Scotia 4.5% 12/16/25	85,000	92,663
Barclays PLC:
3.2% 8/10/21	200,000	202,495
3.932% 5/7/25 (a)	200,000	208,548
Citigroup, Inc.:
3.142% 1/24/23 (a)	50,000	50,912
3.2% 10/21/26	191,000	198,191
4.65% 7/23/48	65,000	80,700
HSBC Holdings PLC 4.292% 9/12/26 (a)	250,000	268,731
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	105,465
JPMorgan Chase & Co.:
3.559% 4/23/24 (a)	285,000	296,992
4.203% 7/23/29 (a)	30,000	33,263
4.452% 12/5/29 (a)	185,000	209,585
4.95% 6/1/45	92,000	116,069
Lloyds Bank PLC 4.45% 5/8/25	200,000	217,741
Mitsubishi UFJ Financial Group, Inc. 2.801% 7/18/24	200,000	203,547
Oesterreichische Kontrollbank 2.875% 9/7/21	20,000	20,390
PNC Financial Services Group, Inc. 2.2% 11/1/24	80,000	79,793
Royal Bank of Canada 2.55% 7/16/24	100,000	101,374
Royal Bank of Scotland Group PLC 3.875% 9/12/23	200,000	208,058
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/23	120,000	127,184
U.S. Bancorp 3.9% 4/26/28	94,000	105,551
Westpac Banking Corp. 4.11% 7/24/34 (a)	200,000	207,312
		3,866,796
Capital Markets - 1.3%
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	100,485
3.7% 5/30/24	100,000	100,325
4.25% 10/14/21	148,000	151,324
Goldman Sachs Group, Inc. 6.75% 10/1/37	180,000	247,621
Intercontinental Exchange, Inc. 3.75% 9/21/28	20,000	21,889
Morgan Stanley:
3.625% 1/20/27	268,000	285,672
3.737% 4/24/24 (a)	200,000	209,127
		1,116,443
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 1/15/25	150,000	154,504
American Express Co. 3.4% 2/22/24	80,000	83,469
Capital One Financial Corp. 3.8% 1/31/28	244,000	258,844
Discover Financial Services:
3.85% 11/21/22	141,000	147,727
4.5% 1/30/26	102,000	111,397
John Deere Capital Corp.:
3.35% 6/12/24	140,000	147,698
3.45% 3/7/29	60,000	65,018
		968,657
Diversified Financial Services - 1.7%
AXA Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	107,436
5% 4/20/48	16,000	17,256
BP Capital Markets America, Inc.:
3.216% 11/28/23	120,000	125,161
3.224% 4/14/24	100,000	103,980
3.796% 9/21/25	50,000	53,941
Brixmor Operating Partnership LP 4.125% 5/15/29	9,000	9,712
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	29,944
2.6% 11/15/29	20,000	20,084
3.4% 11/15/49	20,000	20,593
Export Development Canada 2.625% 2/21/24	100,000	103,648
KfW 2.375% 12/29/22	863,000	881,284
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	31,638
		1,504,677
Insurance - 0.8%
ACE INA Holdings, Inc. 3.35% 5/3/26	144,000	153,847
American International Group, Inc.:
4.5% 7/16/44	127,000	145,021
5.75% 4/1/48 (a)	60,000	65,846
Aon PLC 4.75% 5/15/45	68,000	80,838
Hartford Financial Services Group, Inc. 2.8% 8/19/29	70,000	70,260
Lincoln National Corp. 3.8% 3/1/28	76,000	80,797
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	33,000	41,841
Prudential Financial, Inc. 4.35% 2/25/50	70,000	81,084
		719,534

TOTAL FINANCIALS		8,176,107

HEALTH CARE - 2.9%
Biotechnology - 0.7%
AbbVie, Inc.:
2.6% 11/21/24 (b)	10,000	10,053
2.95% 11/21/26 (b)	10,000	10,094
3.2% 11/21/29 (b)	20,000	20,293
3.6% 5/14/25	180,000	188,762
4.05% 11/21/39 (b)	10,000	10,424
4.25% 11/21/49 (b)	10,000	10,509
4.7% 5/14/45	50,000	55,594
4.875% 11/14/48	30,000	34,294
Amgen, Inc. 4.4% 5/1/45	90,000	101,759
Gilead Sciences, Inc. 3.65% 3/1/26	175,000	188,110
		629,892
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 3.363% 6/6/24	54,000	56,185
Medtronic, Inc. 4.375% 3/15/35	157,000	188,088
		244,273
Health Care Providers & Services - 0.9%
Aetna, Inc. 4.75% 3/15/44	40,000	44,551
Anthem, Inc.:
3.7% 9/15/49	10,000	9,900
4.101% 3/1/28	100,000	108,848
Cigna Corp.:
3.75% 7/15/23	24,000	25,090
4.125% 11/15/25	12,000	12,948
4.375% 10/15/28	20,000	22,186
4.8% 8/15/38	69,000	79,833
4.9% 12/15/48	19,000	22,507
CVS Health Corp.:
4.3% 3/25/28	150,000	163,507
4.78% 3/25/38	42,000	47,707
5.05% 3/25/48	60,000	70,988
UnitedHealth Group, Inc.:
2.375% 8/15/24	50,000	50,471
3.7% 8/15/49	20,000	21,468
6.875% 2/15/38	94,000	140,437
		820,441
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	148,394
Pharmaceuticals - 0.8%
AstraZeneca PLC 4.375% 8/17/48	66,000	78,285
Bristol-Myers Squibb Co.:
3.25% 2/20/23 (b)	130,000	134,641
3.4% 7/26/29 (b)	50,000	53,654
4.125% 6/15/39 (b)	50,000	57,766
4.55% 2/20/48 (b)	70,000	85,832
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	150,000	156,719
Merck & Co., Inc. 2.9% 3/7/24	150,000	155,773
		722,670

TOTAL HEALTH CARE		2,565,670

INDUSTRIALS - 1.7%
Air Freight & Logistics - 0.3%
FedEx Corp.:
3.25% 4/1/26	152,000	158,224
4.95% 10/17/48	78,000	86,399
United Parcel Service, Inc. 3.75% 11/15/47	58,000	62,903
		307,526
Commercial Services & Supplies - 0.1%
Waste Management, Inc. 3.2% 6/15/26	50,000	52,574
Electrical Equipment - 0.2%
Eaton Corp. 2.75% 11/2/22	137,000	139,731
Industrial Conglomerates - 0.1%
3M Co. 2.375% 8/26/29	86,000	84,952
Machinery - 0.2%
Caterpillar Financial Services Corp. 2.4% 8/9/26	140,000	141,479
Parker Hannifin Corp. 2.7% 6/14/24	60,000	60,709
		202,188
Road & Rail - 0.6%
Canadian National Railway Co. 2.75% 3/1/26	141,000	144,464
CSX Corp. 4.5% 3/15/49	70,000	82,427
Norfolk Southern Corp. 2.9% 6/15/26	100,000	103,194
Union Pacific Corp.:
3.839% 3/20/60 (b)	132,000	134,415
3.95% 9/10/28	25,000	27,660
		492,160
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.75% 2/1/22	138,000	141,873
4.625% 10/1/28	52,000	57,520
		199,393

TOTAL INDUSTRIALS		1,478,524

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.2%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	184,676
Electronic Equipment & Components - 0.5%
Corning, Inc. 5.35% 11/15/48	20,000	25,077
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (b)	144,000	150,358
4.42% 6/15/21 (b)	156,000	160,630
4.9% 10/1/26 (b)	30,000	32,625
8.35% 7/15/46 (b)	34,000	45,619
		414,309
IT Services - 0.3%
Fiserv, Inc.:
3.5% 7/1/29	40,000	42,020
4.4% 7/1/49	70,000	77,989
IBM Corp. 3.45% 2/19/26	166,000	176,758
The Western Union Co. 2.85% 1/10/25	20,000	19,962
		316,729
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	26,000	31,643
Intel Corp.:
2.45% 11/15/29	50,000	50,065
3.7% 7/29/25	140,000	151,362
		233,070
Software - 0.5%
Microsoft Corp. 3.7% 8/8/46	186,000	212,634
Oracle Corp. 2.65% 7/15/26	242,000	246,625
		459,259
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.7% 9/11/22	120,000	119,634
3.85% 5/4/43	177,000	198,244
Xerox Corp. 4.5% 5/15/21	131,000	134,275
		452,153

TOTAL INFORMATION TECHNOLOGY		2,060,196

MATERIALS - 0.8%
Chemicals - 0.7%
DowDuPont, Inc.:
4.205% 11/15/23	20,000	21,373
4.725% 11/15/28	20,000	22,657
LYB International Finance BV 4% 7/15/23	135,000	142,719
LYB International Finance II BV 3.5% 3/2/27	90,000	93,729
Nutrien Ltd.:
4.2% 4/1/29	6,000	6,578
5% 4/1/49	11,000	12,890
Sherwin-Williams Co. 4.5% 6/1/47	54,000	61,676
The Dow Chemical Co.:
3.15% 5/15/24	30,000	30,852
4.8% 5/15/49	40,000	45,081
5.55% 11/30/48	30,000	37,045
The Mosaic Co. 4.25% 11/15/23	131,000	139,679
		614,279
Containers & Packaging - 0.1%
International Paper Co.:
4.35% 8/15/48	30,000	31,817
4.75% 2/15/22	62,000	65,028
		96,845

TOTAL MATERIALS		711,124

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Crown Castle International Corp. 3.15% 7/15/23	100,000	102,872
ERP Operating LP 4.5% 7/1/44	50,000	60,137
Kimco Realty Corp. 2.8% 10/1/26	150,000	150,670
Simon Property Group LP:
2.75% 6/1/23	75,000	76,881
3.375% 12/1/27	75,000	79,714
Ventas Realty LP 4.875% 4/15/49	80,000	94,788
Welltower, Inc. 3.95% 9/1/23	162,000	171,382
		736,444
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 3.7% 8/15/27	26,000	27,418

TOTAL REAL ESTATE		763,862

UTILITIES - 1.0%
Electric Utilities - 0.6%
Eversource Energy 2.9% 10/1/24	70,000	71,634
Georgia Power Co. 3.25% 3/30/27	80,000	82,934
Indiana Michigan Power Co. 3.85% 5/15/28	60,000	65,793
PPL Capital Funding, Inc.:
3.1% 5/15/26	80,000	81,513
4% 9/15/47	30,000	31,192
PPL Electric Utilities Corp. 3% 10/1/49	30,000	28,647
Southern Co. 3.25% 7/1/26	70,000	72,588
Southwestern Electric Power Co. 2.75% 10/1/26	50,000	50,072
Tampa Electric Co. 4.45% 6/15/49	35,000	42,279
		526,652
Gas Utilities - 0.1%
AGL Capital Corp. 3.25% 6/15/26	50,000	51,941
Southern Co. Gas Capital Corp. 2.45% 10/1/23	70,000	70,214
		122,155
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 3.85% 2/1/24	65,000	68,378
Consolidated Edison Co. of New York, Inc. 3.875% 6/15/47	44,000	48,319
NiSource Finance Corp. 3.95% 3/30/48	52,000	54,462
Sempra Energy:
3.4% 2/1/28	26,000	26,912
3.8% 2/1/38	30,000	30,913
4% 2/1/48	46,000	47,930
		276,914

TOTAL UTILITIES		925,721

TOTAL NONCONVERTIBLE BONDS
(Cost $21,195,868)		22,487,776

U.S. Government and Government Agency Obligations - 42.6%
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
1.625% 10/15/24	$70,000	$69,788
1.75% 7/2/24	220,000	220,678
2.875% 9/12/23	150,000	156,652
Federal Home Loan Bank:
1.5% 8/15/24	50,000	49,657
2.5% 2/13/24	80,000	82,656
2.625% 10/1/20	300,000	302,342
3.25% 11/16/28	10,000	11,058
Freddie Mac 2.375% 1/13/22	253,000	256,755

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,149,586

U.S. Treasury Obligations - 41.3%
U.S. Treasury Bonds:
2.25% 8/15/46	6,000	6,045
2.25% 8/15/49	303,000	305,888
2.5% 2/15/45	410,000	433,239
2.5% 2/15/46	74,000	78,258
2.5% 5/15/46	83,000	87,808
2.75% 8/15/42	41,000	45,166
2.75% 11/15/42	4,000	4,406
2.75% 11/15/47	23,000	25,596
2.875% 5/15/43	208,000	233,968
2.875% 5/15/49	162,000	185,515
3% 5/15/42	13,000	14,901
3% 11/15/44	667,000	769,421
3% 5/15/45	683,000	789,452
3% 11/15/45	54,000	62,562
3% 5/15/47	87,000	101,290
3% 2/15/48	400,000	466,547
3% 8/15/48	28,000	32,716
3% 2/15/49	20,000	23,415
3.125% 11/15/41	75,000	87,574
3.125% 2/15/43	149,000	174,394
3.125% 8/15/44	987,000	1,161,036
3.125% 5/15/48	57,000	68,088
3.375% 5/15/44	391,000	478,272
3.375% 11/15/48	32,000	40,039
3.625% 8/15/43	306,000	387,257
3.625% 2/15/44	112,000	142,139
3.75% 8/15/41	48,000	61,266
3.75% 11/15/43	546,000	704,831
3.875% 8/15/40	20,000	25,888
4.375% 11/15/39	24,000	32,959
4.375% 5/15/40	45,000	61,998
4.5% 2/15/36	69,000	93,484
4.5% 5/15/38	321,000	443,996
5% 5/15/37	10,000	14,482
U.S. Treasury Notes:
1.125% 7/31/21	29,000	28,741
1.125% 9/30/21	209,000	207,024
1.25% 3/31/21	173,000	171,993
1.25% 8/31/24	511,000	502,297
1.375% 8/31/20	35,000	34,921
1.375% 9/15/20	14,000	13,968
1.375% 9/30/20	11,000	10,973
1.375% 8/31/26	476,000	465,420
1.5% 5/31/20	19,000	18,984
1.5% 8/31/21	897,000	894,477
1.5% 9/30/21	949,000	946,590
1.5% 10/31/21	950,000	947,736
1.5% 8/15/22	299,000	298,171
1.5% 9/15/22	69,000	68,811
1.5% 9/30/24	687,000	682,760
1.5% 10/31/24	510,000	506,813
1.5% 8/15/26	574,000	565,883
1.625% 10/15/20	110,000	109,944
1.625% 6/30/21	747,000	746,504
1.625% 8/31/22	180,000	180,098
1.625% 11/15/22	145,000	145,091
1.625% 10/31/26	152,000	150,949
1.625% 8/15/29	306,000	301,458
1.75% 11/15/20	223,000	223,113
1.75% 7/31/21	889,000	890,181
1.75% 6/15/22	173,000	173,683
1.75% 7/15/22	551,000	552,959
1.75% 6/30/24	251,000	252,324
1.75% 7/31/24	661,000	664,512
1.875% 7/31/22	90,000	90,626
1.875% 6/30/26	276,000	278,609
1.875% 7/31/26	238,000	240,250
2% 1/15/21	27,000	27,088
2% 10/31/22	7,000	7,078
2% 5/31/24	108,000	109,755
2% 11/15/26	110,000	111,985
2.125% 5/31/21	281,000	282,866
2.125% 5/15/22	168,000	170,028
2.125% 12/31/22	140,000	142,193
2.125% 3/31/24	269,000	274,527
2.125% 5/31/26	37,000	37,916
2.25% 3/31/20	447,000	447,803
2.25% 3/31/21	467,000	470,430
2.25% 4/30/21	462,000	465,591
2.25% 4/15/22	255,000	258,735
2.25% 4/30/24	265,000	271,967
2.25% 3/31/26	92,000	94,965
2.25% 2/15/27	134,000	138,727
2.25% 8/15/27	303,000	314,161
2.25% 11/15/27	286,000	296,747
2.375% 4/30/20	29,000	29,082
2.375% 4/15/21	10,000	10,091
2.375% 3/15/22	234,000	238,058
2.375% 2/29/24	867,000	893,281
2.375% 5/15/27	22,000	22,991
2.375% 5/15/29	351,000	368,934
2.5% 5/31/20	8,000	8,032
2.5% 6/30/20	1,000	1,005
2.5% 12/31/20	265,000	267,236
2.5% 1/31/21	351,000	354,195
2.5% 2/28/21	498,000	502,844
2.5% 1/15/22	743,000	756,467
2.5% 2/15/22	636,000	647,950
2.5% 3/31/23	163,000	167,699
2.5% 1/31/24	495,000	512,228
2.625% 8/31/20	16,000	16,113
2.625% 5/15/21	138,000	139,854
2.625% 6/15/21	1,423,000	1,443,178
2.625% 7/15/21	35,000	35,526
2.625% 12/15/21	470,000	479,437
2.625% 6/30/23	496,000	513,360
2.625% 12/31/23	800,000	831,438
2.625% 12/31/25	5,000	5,265
2.625% 2/15/29	233,000	249,756
2.75% 9/30/20	16,000	16,139
2.75% 4/30/23	231,000	239,653
2.75% 5/31/23	142,000	147,447
2.75% 7/31/23	232,000	241,271
2.75% 8/31/23	436,000	453,832
2.75% 6/30/25	82,000	86,670
2.75% 2/15/28	492,000	529,592
2.875% 10/31/20	28,000	28,295
2.875% 10/15/21	222,000	226,960
2.875% 11/15/21	157,000	160,698
2.875% 9/30/23	177,000	185,200
2.875% 10/31/23	712,000	745,542
2.875% 11/30/23	244,000	255,733
2.875% 5/31/25	10,000	10,629
2.875% 11/30/25	31,000	33,072
2.875% 5/15/28	323,000	351,363
2.875% 8/15/28	889,000	968,489
3% 10/31/25	74,000	79,414
3.125% 11/15/28	503,000	559,293

TOTAL U.S. TREASURY OBLIGATIONS		36,745,633

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $36,773,675)		37,895,219

U.S. Government Agency - Mortgage Securities - 26.8%
Fannie Mae - 11.2%
2.5% 9/1/31 to 4/1/47	974,830	983,981
3% 9/1/32 to 10/1/49	3,190,500	3,268,105
4% 6/1/34 to 4/1/49	2,166,697	2,266,242
4.5% 1/1/48 to 3/1/49	879,112	927,953
5% 4/1/25 to 3/1/49	342,583	366,126
5.5% 1/1/49	291,510	316,143
3.5% 6/1/21 to 3/1/49	1,778,168	1,851,223

TOTAL FANNIE MAE		9,979,773

Freddie Mac - 6.2%
2.5% 3/1/33	91,339	92,413
3% 4/1/34 to 12/1/49	971,989	993,567
3.5% 8/1/46 to 9/1/49	2,796,898	2,883,954
4% 9/1/45 to 7/1/49	1,009,919	1,060,960
4.5% 9/1/48 to 5/1/49	382,008	401,580
5% 2/1/49	34,901	37,276

TOTAL FREDDIE MAC		5,469,750

Ginnie Mae - 7.7%
2.5% 12/1/49 (c)	100,000	100,711
3% 7/20/42 to 4/20/48 (c)	1,127,201	1,162,072
3% 12/1/49 (c)	150,000	154,160
3% 12/1/49 (c)	150,000	154,160
3% 12/1/49 (c)	200,000	205,547
3.5% 2/20/46 to 3/20/49 (c)	2,259,799	2,350,122
3.5% 12/1/49 (c)	100,000	103,352
4% 12/20/47 to 1/20/49 (c)	1,118,695	1,165,827
4% 12/1/49 (c)	200,000	207,672
4% 12/1/49 (c)	100,000	103,836
4.5% 8/20/48 to 2/20/49 (c)	638,357	669,401
4.5% 12/1/49 (c)	100,000	104,500
5% 12/20/47 to 3/20/49	290,002	306,913
5.5% 12/20/48	77,500	82,535

TOTAL GINNIE MAE		6,870,808

Uniform Mortgage Backed Securities - 1.7%
2.5% 12/1/34 (c)	100,000	100,883
3% 12/1/34 (c)	100,000	102,344
3% 12/1/49 (c)	400,000	405,656
3.5% 12/1/34 (c)	100,000	103,617
3.5% 12/1/49 (c)	300,000	307,969
4% 12/1/49 (c)	300,000	311,250
4.5% 12/1/49 (c)	100,000	105,055
5% 12/1/49 (c)	100,000	106,820

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,543,594

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $23,371,330)		23,863,925

Asset-Backed Securities - 0.0%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$20,000	$20,291
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	16,534
TOTAL ASSET-BACKED SECURITIES
(Cost $34,990)		36,825

Commercial Mortgage Securities - 1.3%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	100,000	105,233
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	52,182
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	66,903
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	115,876	123,080
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	75,814
Class A5, 3.0161% 9/15/52	75,000	77,266
Freddie Mac:
sequential payer:
Series K057 Class A2, 2.57% 7/25/26	80,000	82,329
Series K080 Class A2, 3.926% 7/25/28	60,000	67,366
Series K-1510 Class A2, 3.718% 1/25/31	41,000	46,125
Series K068 Class A2, 3.244% 8/25/27	70,000	74,962
Series K094 Class A2, 2.903% 6/25/29	110,000	116,141
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	106,076
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	76,667
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	73,459
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,093,051)		1,143,603

Municipal Securities - 0.2%
California Gen. Oblig. Series 2009, 7.55% 4/1/39	60,000	97,363
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	85,000	91,484
TOTAL MUNICIPAL SECURITIES
(Cost $169,187)		188,847

Foreign Government and Government Agency Obligations - 2.9%
Alberta Province 2.95% 1/23/24	$110,000	$114,791
Chilean Republic 3.25% 9/14/21	134,000	136,638
Colombian Republic:
4.5% 3/15/29	200,000	220,000
11.75% 2/25/20	136,000	139,188
Hungarian Republic:
5.375% 2/21/23	134,000	146,688
5.375% 3/25/24	32,000	36,120
Italian Republic 2.375% 10/17/24	200,000	195,798
Manitoba Province 2.6% 4/16/24	180,000	185,578
Ontario Province 2.3% 6/15/26	107,000	109,143
Panamanian Republic 4% 9/22/24	120,000	128,250
Peruvian Republic 7.35% 7/21/25	113,000	142,698
Polish Government:
3.25% 4/6/26	53,000	56,462
5% 3/23/22	136,000	145,903
Province of Quebec 2.375% 1/31/22	350,000	354,330
United Mexican States:
3.75% 1/11/28	200,000	207,813
4% 10/2/23	128,000	135,640
Uruguay Republic 4.375% 1/23/31	128,116	142,009
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,511,430)		2,597,049

Supranational Obligations - 1.5%
Asian Development Bank 2.5% 11/2/27	156,000	163,474
European Investment Bank:
2% 12/15/22	470,000	474,470
2.25% 6/24/24	50,000	51,257
2.875% 8/15/23	90,000	93,951
3.125% 12/14/23	90,000	95,167
Inter-American Development Bank:
2.25% 6/18/29	30,000	31,005
3.125% 9/18/28	60,000	66,206
International Bank for Reconstruction & Development:
1.5% 8/28/24	50,000	49,508
1.875% 6/19/23	20,000	20,128
2.5% 3/19/24	120,000	123,913
2.75% 7/23/21	130,000	132,227
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,266,015)		1,301,306
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 1.61% (d)
(Cost $1,349,177)	1,348,990	1,349,259
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $87,764,723)		90,863,809
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,853,226)
NET ASSETS - 100%		$89,010,583

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $916,913 or 1.0% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,942
Total	$9,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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